FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of financial assets and liabilities by level within the fair value hierarchy

			Fair value
		Carrying				Short term	Total
	Classification	value	Level 1	Level 2	Level 3	nature	fair value
Financial assets
Cash and cash equivalents	FVTPL	$96,278	$96,278	$—	$—	$—	$96,278
Accounts receivable	Amortized cost	317	21	—	—	296	317
Restricted cash	Amortized cost	3,432	3,432	—	—	—	3,432
		$100,027	$99,731	$—	$—	$296	$100,027

Financial liabilities
Trade and other payables	Amortized cost	$8,851	$—	$—	$—	$8,851	$8,851
Accrued liabilities	Amortized cost	7,967	352	—	—	7,615	7,967
Lease obligation	Amortized cost	3,173	—	3,173	—	—	3,173
Credit facility	Amortized cost	122,995	—	—	124,450	—	124,450
Fresnillo obligation	Amortized cost	22,800	—	—	22,296	—	22,296
		$165,786	$352	$3,173	$146,746	$16,466	$166,737

			Fair value
			Quoted
			prices in			Approximate
			active	Significant		fair value
			market for	other	Significant	due to short
			identical	observable	unobservable	term nature
		Carrying	assets	inputs	inputs	of the	Total
	Classification	value	(Level 1)	(Level 2)	(Level 3)	instrument	Fair Value
Financial assets
Cash and cash equivalents	FVTPL	$20,516	$20,516	$—	$—	$—	$20,516
Accounts receivable	Amortized cost	299	16	—	—	283	299
Restricted cash	Amortized cost	3,680	—	3,680	—	—	3,680
		$24,495	20,532	$3,680	$—	$283	$24,495

Financial liabilities
Trade payables	Amortized cost	$5,966	$—	$—	$—	$5,966	$5,966
Accrued liabilities	Amortized cost	5,659	—	—	—	5,659	5,659
Lease obligation	Amortized cost	1,401	—	1,401	—	—	1,401
Camino Rojo project loan	Amortized cost	113,260	—	137,746	—	—	137,746
Newmont loan	Amortized cost	10,293	—	10,533	—	—	10,533
Fresnillo obligation	Amortized cost	37,800	—	37,800	—	—	37,800
		$174,379	$—	$187,480	$—	$11,625	$199,105

Liquidity risk
Financial Instruments
Schedule of risk management

At December 31, 2022, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade and other payables	$8,851	$—	$—	$—	$8,851
Accrued liabilities	7,967	—	—	—	7,967
Lease obligation	248	743	1,310	1,226	3,527
Credit facility	7,810	22,868	85,566	29,762	146,006
Fresnillo obligation	285	23,563	—	—	23,848
	$25,161	$47,174	$86,876	$30,988	$190,199

At December 31, 2021, our financial liabilities had expected maturity dates as follows:

		Between	Between
	Less than	3 months and	1 year and	More than
	3 months	1 year	3 years	3 years	Total
Financial liabilities
Trade payables	$5,966	$—	$—	$—	$5,966
Accrued liabilities	5,659	—	—	—	5,659
Lease obligation	114	289	494	520	1,417
Camino Rojo project loan	2,750	8,250	146,083	—	157,083
Newmont loan	—	10,662	—	—	10,662
Fresnillo obligation	473	16,357	23,848	—	40,678
	$14,962	$35,558	$170,425	$520	$221,465

Currency risk
Financial Instruments
Schedule of risk management

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$15,498	$84,771	$1,250
Accounts receivable	28	29	5,475
Restricted funds	70	3,380	—
Trade payables	(337)	(6,104)	(87,298)
Accrued liabilities	(2,972)	(4,447)	(25,679)
Lease obligations	(1,323)	(1,103)	(21,158)
Credit facility	—	(122,995)	—
Fresnillo obligation	—	(22,800)	—
Total foreign currency	10,964	(69,269)	(127,410)
Exchange rate	1.3544	1.0000	19.3615
Equivalent US dollars	$8,095	$(69,269)	$(6,581)

Our financial instruments were denominated in the following currencies as at December 31, 2021:

	Canadian
	dollars	US dollars	Mexican pesos
	(thousands)	(thousands)	(thousands)
Cash	$7,583	$12,061	$50,923
Accounts receivable	20	4	5,733
Restricted funds	155	509	62,745
Trade payables	(128)	(2,642)	(66,350)
Accrued liabilities	(1,637)	(2,226)	(44,070)
Lease obligations	(74)	(520)	(16,935)
Camino Rojo project loan	—	(113,260)	—
Newmont loan	—	—	(211,881)
Fresnillo obligation	—	(37,800)	—
Total foreign currency	5,919	(143,874)	(219,835)
Exchange rate	1.2678	1.0000	20.5835
Equivalent US dollars	$4,669	$(143,874)	$(10,680)